Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000099775
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Commodity Strategy Fund
Class Name	Class A
Trading Symbol	SKNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.28%

Gross expense ratio as of the latest prospectus: 1.38%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 3.44% (unadjusted for sales charges) for the period ended June 30, 2025. The Fund's broad-based index, the S&P 500® Index, returned 15.16% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Commodity Index, returned 5.77%.

The Fund, while producing a positive absolute return in the annual period, did not keep pace with the Bloomberg Commodity Index.

We invest in commodities using commodity-linked swaps and futures contracts and use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Fund's roll enhancement strategy (which seeks to invest in contracts that expire further out the commodity curve than the subsequent month) was a key detractor. Most of the underperformance occurred in the fourth calendar quarter of 2024 and the span from April to mid-May of 2025. In both time periods, shorter-dated contracts outpaced the longer-term contracts in which we typically invest.

The Fund's tactical strategy (which focuses on the overall direction of commodity markets) detracted. The portfolio averaged 88% market exposure during the period, which hurt results at a time in which commodity prices rose. However, this aspect of our approach also helped cushion the market’s downside during periods of volatility.

The Fund's relative value strategy (a proprietary quantitative methodology that determines the commodity sector weightings relative to the Fund's additional benchmark) made a positive contribution to performance. An overweight in agriculture, an underweight in energy, and an overweight in gold contributed, as did our shifts in base metals.

We hold the remainder of the Fund's investments in a fixed-income portfolio, some of which serves as collateral for the swaps and futures contracts. The fixed-income positions helped results thanks to the contribution from yield and positive performance from holdings in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. In the aggregate, our decisions in this area helped results. Trades in gold, energy, and base metals all contributed, offsetting a weaker showing in agriculture and silver.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	S&P 500® Index	Bloomberg Commodity Index
'15	$9,425	$10,000	$10,000
'15	$8,723	$10,210	$8,938
'15	$8,638	$9,594	$8,856
'15	$8,419	$9,356	$8,553
'15	$8,405	$10,145	$8,515
'15	$8,061	$10,176	$7,897
'15	$7,909	$10,015	$7,654
'16	$7,817	$9,518	$7,525
'16	$7,782	$9,505	$7,403
'16	$8,021	$10,150	$7,686
'16	$8,548	$10,189	$8,340
'16	$8,605	$10,372	$8,324
'16	$8,860	$10,399	$8,668
'16	$8,353	$10,783	$8,225
'16	$8,325	$10,798	$8,080
'16	$8,554	$10,800	$8,333
'16	$8,503	$10,603	$8,292
'16	$8,583	$10,996	$8,403
'16	$8,738	$11,213	$8,554
'17	$8,723	$11,426	$8,566
'17	$8,738	$11,879	$8,584
'17	$8,461	$11,893	$8,355
'17	$8,356	$12,015	$8,230
'17	$8,244	$12,184	$8,120
'17	$8,177	$12,260	$8,105
'17	$8,320	$12,512	$8,288
'17	$8,403	$12,551	$8,321
'17	$8,474	$12,810	$8,309
'17	$8,647	$13,109	$8,487
'17	$8,684	$13,511	$8,448
'17	$8,845	$13,661	$8,700
'18	$9,018	$14,443	$8,873
'18	$8,830	$13,911	$8,719
'18	$8,819	$13,557	$8,665
'18	$9,000	$13,609	$8,889
'18	$9,143	$13,937	$9,015
'18	$8,821	$14,023	$8,700
'18	$8,565	$14,545	$8,514
'18	$8,459	$15,018	$8,364
'18	$8,503	$15,104	$8,524
'18	$8,186	$14,072	$8,340
'18	$7,799	$14,358	$8,293
'18	$7,793	$13,062	$7,722
'19	$8,103	$14,109	$8,142
'19	$8,245	$14,562	$8,225
'19	$8,221	$14,845	$8,210
'19	$8,154	$15,446	$8,175
'19	$7,836	$14,464	$7,900
'19	$7,959	$15,483	$8,113
'19	$7,875	$15,706	$8,058
'19	$7,690	$15,457	$7,871
'19	$7,660	$15,746	$7,964
'19	$7,786	$16,087	$8,125
'19	$7,626	$16,671	$7,917
'19	$7,976	$17,175	$8,316
'20	$7,526	$17,168	$7,704
'20	$7,289	$15,755	$7,316
'20	$6,384	$13,809	$6,379
'20	$6,333	$15,579	$6,280
'20	$6,580	$16,321	$6,553
'20	$6,768	$16,646	$6,703
'20	$7,076	$17,584	$7,085
'20	$7,392	$18,848	$7,564
'20	$7,188	$18,132	$7,311
'20	$7,137	$17,650	$7,414
'20	$7,471	$19,582	$7,674
'20	$7,815	$20,335	$8,056
'21	$7,987	$20,129	$8,267
'21	$8,597	$20,684	$8,802
'21	$8,418	$21,590	$8,613
'21	$9,131	$22,742	$9,327
'21	$9,423	$22,901	$9,582
'21	$9,651	$23,436	$9,759
'21	$9,841	$23,993	$9,939
'21	$9,823	$24,722	$9,909
'21	$10,339	$23,572	$10,402
'21	$10,487	$25,224	$10,671
'21	$9,748	$25,049	$9,891
'21	$10,113	$26,172	$10,240
'22	$10,865	$24,817	$11,139
'22	$11,457	$24,074	$11,833
'22	$12,394	$24,968	$12,856
'22	$12,777	$22,791	$13,388
'22	$12,900	$22,833	$13,592
'22	$11,543	$20,948	$12,128
'22	$11,950	$22,880	$12,645
'22	$11,913	$21,946	$12,656
'22	$10,940	$19,925	$11,630
'22	$10,903	$21,538	$11,861
'22	$11,236	$22,742	$12,186
'22	$11,041	$21,432	$11,888
'23	$11,318	$22,778	$11,829
'23	$10,782	$22,223	$11,274
'23	$10,884	$23,039	$11,250
'23	$10,773	$23,398	$11,166
'23	$10,328	$23,500	$10,536
'23	$10,448	$25,053	$10,962
'23	$10,876	$25,857	$11,648
'23	$10,783	$25,446	$11,559
'23	$10,657	$24,232	$11,478
'23	$10,620	$23,723	$11,509
'23	$10,582	$25,889	$11,250
'23	$10,440	$27,066	$10,947
'24	$10,440	$27,520	$10,991
'24	$10,308	$28,990	$10,829
'24	$10,626	$29,923	$11,187
'24	$10,928	$28,700	$11,488
'24	$11,174	$30,124	$11,690
'24	$10,845	$31,204	$11,510
'24	$10,503	$31,584	$11,046
'24	$10,465	$32,350	$11,051
'24	$10,945	$33,041	$11,588
'24	$10,658	$32,742	$11,373
'24	$10,639	$34,664	$11,420
'24	$10,685	$33,837	$11,536
'25	$11,148	$34,780	$11,992
'25	$11,186	$34,326	$12,086
'25	$11,605	$32,392	$12,560
'25	$10,983	$32,172	$11,956
'25	$10,983	$34,197	$11,888
'25	$11,219	$35,936	$12,174

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	3.44%	10.63%	1.76%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	-2.50%	9.33%	1.16%
S&P 500® Index	15.16%	16.64%	13.65%
Bloomberg Commodity Index	5.77%	12.68%	1.99%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500® Index replaces the Bloomberg Commodity Index as the Fund’s broad-based index in compliance with updated regulatory requirements.
AssetsNet	$ 878,982,242
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 6,806,609
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	878,982,242
Number of Portfolio Holdings	230
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	6,806,609
Effective Duration	0.8 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	51%
Corporate Bonds	28%
Cash Equivalents	10%
Asset-Backed	10%
Commercial Mortgage-Backed Securities	3%
Collateralized Mortgage Obligations	2%
Put Options Purchased	0%
Call Options Purchased	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Commodity-Linked Investments

Sector Allocation

Commodity	% of Net Assets
Agriculture	29%
Energy	26%
Precious Metals	19%
Industrials	17%
Livestock	7%
Total	98%

Fixed-Income Investments

Credit Quality

Credit Rating	% of Net Assets
AAA	24%
AA	44%
A	9%
BBB	20%
Below BBB	1%
Not Rated	1%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000099777
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Commodity Strategy Fund
Class Name	Class C
Trading Symbol	SKCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	2.03%

Gross expense ratio as of the latest prospectus: 2.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 2.57% (unadjusted for sales charges) for the period ended June 30, 2025. The Fund's broad-based index, the S&P 500® Index, returned 15.16% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Commodity Index, returned 5.77%.

The Fund, while producing a positive absolute return in the annual period, did not keep pace with the Bloomberg Commodity Index.

We invest in commodities using commodity-linked swaps and futures contracts and use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Fund's roll enhancement strategy (which seeks to invest in contracts that expire further out the commodity curve than the subsequent month) was a key detractor. Most of the underperformance occurred in the fourth calendar quarter of 2024 and the span from April to mid-May of 2025. In both time periods, shorter-dated contracts outpaced the longer-term contracts in which we typically invest.

The Fund's tactical strategy (which focuses on the overall direction of commodity markets) detracted. The portfolio averaged 88% market exposure during the period, which hurt results at a time in which commodity prices rose. However, this aspect of our approach also helped cushion the market’s downside during periods of volatility.

The Fund's relative value strategy (a proprietary quantitative methodology that determines the commodity sector weightings relative to the Fund's additional benchmark) made a positive contribution to performance. An overweight in agriculture, an underweight in energy, and an overweight in gold contributed, as did our shifts in base metals.

We hold the remainder of the Fund's investments in a fixed-income portfolio, some of which serves as collateral for the swaps and futures contracts. The fixed-income positions helped results thanks to the contribution from yield and positive performance from holdings in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. In the aggregate, our decisions in this area helped results. Trades in gold, energy, and base metals all contributed, offsetting a weaker showing in agriculture and silver.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Bloomberg Commodity Index
'15	$10,000	$10,000	$10,000
'15	$9,247	$10,210	$8,938
'15	$9,148	$9,594	$8,856
'15	$8,911	$9,356	$8,553
'15	$8,894	$10,145	$8,515
'15	$8,526	$10,176	$7,897
'15	$8,354	$10,015	$7,654
'16	$8,256	$9,518	$7,525
'16	$8,215	$9,505	$7,403
'16	$8,460	$10,150	$7,686
'16	$9,017	$10,189	$8,340
'16	$9,066	$10,372	$8,324
'16	$9,328	$10,399	$8,668
'16	$8,788	$10,783	$8,225
'16	$8,763	$10,798	$8,080
'16	$8,997	$10,800	$8,333
'16	$8,929	$10,603	$8,292
'16	$9,006	$10,996	$8,403
'16	$9,171	$11,213	$8,554
'17	$9,145	$11,426	$8,566
'17	$9,153	$11,879	$8,584
'17	$8,857	$11,893	$8,355
'17	$8,744	$12,015	$8,230
'17	$8,622	$12,184	$8,120
'17	$8,543	$12,260	$8,105
'17	$8,691	$12,512	$8,288
'17	$8,770	$12,551	$8,321
'17	$8,840	$12,810	$8,309
'17	$9,014	$13,109	$8,487
'17	$9,049	$13,511	$8,448
'17	$9,214	$13,661	$8,700
'18	$9,389	$14,443	$8,873
'18	$9,188	$13,911	$8,719
'18	$9,171	$13,557	$8,665
'18	$9,345	$13,609	$8,889
'18	$9,485	$13,937	$9,015
'18	$9,153	$14,023	$8,700
'18	$8,883	$14,545	$8,514
'18	$8,770	$15,018	$8,364
'18	$8,807	$15,104	$8,524
'18	$8,469	$14,072	$8,340
'18	$8,067	$14,358	$8,293
'18	$8,058	$13,062	$7,722
'19	$8,367	$14,109	$8,142
'19	$8,511	$14,562	$8,225
'19	$8,485	$14,845	$8,210
'19	$8,408	$15,446	$8,175
'19	$8,070	$14,464	$7,900
'19	$8,194	$15,483	$8,113
'19	$8,098	$15,706	$8,058
'19	$7,915	$15,457	$7,871
'19	$7,871	$15,746	$7,964
'19	$8,007	$16,087	$8,125
'19	$7,832	$16,671	$7,917
'19	$8,184	$17,175	$8,316
'20	$7,719	$17,168	$7,704
'20	$7,467	$15,755	$7,316
'20	$6,534	$13,809	$6,379
'20	$6,485	$15,579	$6,280
'20	$6,728	$16,321	$6,553
'20	$6,917	$16,646	$6,703
'20	$7,229	$17,584	$7,085
'20	$7,540	$18,848	$7,564
'20	$7,330	$18,132	$7,311
'20	$7,281	$17,650	$7,414
'20	$7,613	$19,582	$7,674
'20	$7,958	$20,335	$8,056
'21	$8,134	$20,129	$8,267
'21	$8,738	$20,684	$8,802
'21	$8,553	$21,590	$8,613
'21	$9,275	$22,742	$9,327
'21	$9,557	$22,901	$9,582
'21	$9,791	$23,436	$9,759
'21	$9,977	$23,993	$9,939
'21	$9,957	$24,722	$9,909
'21	$10,462	$23,572	$10,402
'21	$10,615	$25,224	$10,671
'21	$9,848	$25,049	$9,891
'21	$10,211	$26,172	$10,240
'22	$10,978	$24,817	$11,139
'22	$11,564	$24,074	$11,833
'22	$12,513	$24,968	$12,856
'22	$12,889	$22,791	$13,388
'22	$13,001	$22,833	$13,592
'22	$11,634	$20,948	$12,128
'22	$12,024	$22,880	$12,645
'22	$11,982	$21,946	$12,656
'22	$11,006	$19,925	$11,630
'22	$10,964	$21,538	$11,861
'22	$11,298	$22,742	$12,186
'22	$11,089	$21,432	$11,888
'23	$11,340	$22,778	$11,829
'23	$10,819	$22,223	$11,274
'23	$10,890	$23,039	$11,250
'23	$10,785	$23,398	$11,166
'23	$10,326	$23,500	$10,536
'23	$10,437	$25,053	$10,962
'23	$10,876	$25,857	$11,648
'23	$10,772	$25,446	$11,559
'23	$10,626	$24,232	$11,478
'23	$10,605	$23,723	$11,509
'23	$10,542	$25,889	$11,250
'23	$10,399	$27,066	$10,947
'24	$10,399	$27,520	$10,991
'24	$10,252	$28,990	$10,829
'24	$10,561	$29,923	$11,187
'24	$10,856	$28,700	$11,488
'24	$11,088	$30,124	$11,690
'24	$10,755	$31,204	$11,510
'24	$10,417	$31,584	$11,046
'24	$10,374	$32,350	$11,051
'24	$10,858	$33,041	$11,588
'24	$10,560	$32,742	$11,373
'24	$10,538	$34,664	$11,420
'24	$10,559	$33,837	$11,536
'25	$11,009	$34,780	$11,992
'25	$11,030	$34,326	$12,086
'25	$11,458	$32,392	$12,560
'25	$10,832	$32,172	$11,956
'25	$10,832	$34,197	$11,888
'25	$11,032	$35,936	$12,174

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	2.57%	9.78%	0.99%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.57%	9.78%	0.99%
S&P 500® Index	15.16%	16.64%	13.65%
Bloomberg Commodity Index	5.77%	12.68%	1.99%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500® Index replaces the Bloomberg Commodity Index as the Fund’s broad-based index in compliance with updated regulatory requirements.
AssetsNet	$ 878,982,242
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 6,806,609
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	878,982,242
Number of Portfolio Holdings	230
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	6,806,609
Effective Duration	0.8 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	51%
Corporate Bonds	28%
Cash Equivalents	10%
Asset-Backed	10%
Commercial Mortgage-Backed Securities	3%
Collateralized Mortgage Obligations	2%
Put Options Purchased	0%
Call Options Purchased	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Commodity-Linked Investments

Sector Allocation

Commodity	% of Net Assets
Agriculture	29%
Energy	26%
Precious Metals	19%
Industrials	17%
Livestock	7%
Total	98%

Fixed-Income Investments

Credit Quality

Credit Rating	% of Net Assets
AAA	24%
AA	44%
A	9%
BBB	20%
Below BBB	1%
Not Rated	1%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000172345
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Commodity Strategy Fund
Class Name	Class R6
Trading Symbol	SKRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$104	1.02%

Gross expense ratio as of the latest prospectus: 1.02%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 3.67% for the period ended June 30, 2025. The Fund's broad-based index, the S&P 500® Index, returned 15.16% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Commodity Index, returned 5.77%.

The Fund, while producing a positive absolute return in the annual period, did not keep pace with the Bloomberg Commodity Index.

We invest in commodities using commodity-linked swaps and futures contracts and use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Fund's roll enhancement strategy (which seeks to invest in contracts that expire further out the commodity curve than the subsequent month) was a key detractor. Most of the underperformance occurred in the fourth calendar quarter of 2024 and the span from April to mid-May of 2025. In both time periods, shorter-dated contracts outpaced the longer-term contracts in which we typically invest.

The Fund's tactical strategy (which focuses on the overall direction of commodity markets) detracted. The portfolio averaged 88% market exposure during the period, which hurt results at a time in which commodity prices rose. However, this aspect of our approach also helped cushion the market’s downside during periods of volatility.

The Fund's relative value strategy (a proprietary quantitative methodology that determines the commodity sector weightings relative to the Fund's additional benchmark) made a positive contribution to performance. An overweight in agriculture, an underweight in energy, and an overweight in gold contributed, as did our shifts in base metals.

We hold the remainder of the Fund's investments in a fixed-income portfolio, some of which serves as collateral for the swaps and futures contracts. The fixed-income positions helped results thanks to the contribution from yield and positive performance from holdings in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. In the aggregate, our decisions in this area helped results. Trades in gold, energy, and base metals all contributed, offsetting a weaker showing in agriculture and silver.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index	Bloomberg Commodity Index
'16	$10,246	$10,026	$10,413
'16	$9,661	$10,396	$9,881
'16	$9,637	$10,410	$9,707
'16	$9,906	$10,412	$10,011
'16	$9,840	$10,222	$9,962
'16	$9,939	$10,601	$10,095
'16	$10,132	$10,810	$10,277
'17	$10,115	$11,015	$10,291
'17	$10,132	$11,453	$10,312
'17	$9,816	$11,466	$10,038
'17	$9,696	$11,584	$9,886
'17	$9,567	$11,747	$9,755
'17	$9,491	$11,820	$9,736
'17	$9,663	$12,063	$9,957
'17	$9,758	$12,100	$9,997
'17	$9,848	$12,350	$9,982
'17	$10,046	$12,638	$10,196
'17	$10,098	$13,026	$10,149
'17	$10,292	$13,171	$10,452
'18	$10,499	$13,925	$10,659
'18	$10,283	$13,411	$10,475
'18	$10,272	$13,071	$10,410
'18	$10,479	$13,121	$10,679
'18	$10,652	$13,437	$10,830
'18	$10,285	$13,519	$10,452
'18	$9,990	$14,022	$10,228
'18	$9,869	$14,479	$10,047
'18	$9,919	$14,562	$10,240
'18	$9,555	$13,567	$10,019
'18	$9,110	$13,843	$9,963
'18	$9,102	$12,593	$9,276
'19	$9,468	$13,602	$9,782
'19	$9,641	$14,039	$9,881
'19	$9,614	$14,312	$9,863
'19	$9,537	$14,891	$9,821
'19	$9,170	$13,945	$9,491
'19	$9,312	$14,928	$9,746
'19	$9,215	$15,142	$9,680
'19	$9,011	$14,902	$9,456
'19	$8,977	$15,181	$9,567
'19	$9,133	$15,510	$9,760
'19	$8,939	$16,073	$9,510
'19	$9,352	$16,558	$9,990
'20	$8,833	$16,552	$9,255
'20	$8,549	$15,189	$8,788
'20	$7,492	$13,313	$7,663
'20	$7,443	$15,020	$7,545
'20	$7,728	$15,735	$7,872
'20	$7,954	$16,048	$8,052
'20	$8,320	$16,953	$8,512
'20	$8,685	$18,172	$9,087
'20	$8,449	$17,481	$8,783
'20	$8,399	$17,016	$8,906
'20	$8,797	$18,879	$9,219
'20	$9,195	$19,605	$9,678
'21	$9,404	$19,407	$9,932
'21	$10,122	$19,942	$10,575
'21	$9,913	$20,815	$10,347
'21	$10,761	$21,926	$11,205
'21	$11,100	$22,079	$11,511
'21	$11,375	$22,595	$11,724
'21	$11,604	$23,131	$11,940
'21	$11,594	$23,835	$11,904
'21	$12,199	$22,726	$12,497
'21	$12,385	$24,319	$12,820
'21	$11,511	$24,150	$11,882
'21	$11,946	$25,232	$12,301
'22	$12,836	$23,927	$13,381
'22	$13,539	$23,210	$14,215
'22	$14,667	$24,072	$15,444
'22	$15,112	$21,973	$16,083
'22	$15,270	$22,013	$16,329
'22	$13,671	$20,196	$14,569
'22	$14,146	$22,058	$15,190
'22	$14,117	$21,159	$15,204
'22	$12,964	$19,210	$13,971
'22	$12,921	$20,765	$14,249
'22	$13,331	$21,926	$14,639
'22	$13,095	$20,663	$14,281
'23	$13,419	$21,961	$14,211
'23	$12,792	$21,425	$13,543
'23	$12,902	$22,212	$13,515
'23	$12,794	$22,558	$13,414
'23	$12,251	$22,656	$12,658
'23	$12,404	$24,153	$13,169
'23	$12,927	$24,929	$13,993
'23	$12,818	$24,532	$13,886
'23	$12,661	$23,363	$13,789
'23	$12,639	$22,872	$13,826
'23	$12,595	$24,960	$13,514
'23	$12,418	$26,094	$13,151
'24	$12,418	$26,533	$13,203
'24	$12,264	$27,949	$13,009
'24	$12,647	$28,849	$13,439
'24	$13,001	$27,670	$13,801
'24	$13,311	$29,042	$14,043
'24	$12,914	$30,085	$13,827
'24	$12,513	$30,451	$13,269
'24	$12,468	$31,189	$13,276
'24	$13,042	$31,855	$13,921
'24	$12,705	$31,567	$13,663
'24	$12,682	$33,420	$13,719
'24	$12,746	$32,623	$13,859
'25	$13,291	$33,531	$14,407
'25	$13,336	$33,094	$14,519
'25	$13,858	$31,229	$15,089
'25	$13,126	$31,017	$14,364
'25	$13,103	$32,970	$14,281
'25	$13,389	$34,646	$14,625

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 6/1/16
Class R6 No Sales Charge	3.67%	10.98%	3.27%
S&P 500® Index	15.16%	16.64%	14.67%
Bloomberg Commodity Index	5.77%	12.68%	4.28%

Performance Inception Date	Jun. 01, 2016
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500® Index replaces the Bloomberg Commodity Index as the Fund’s broad-based index in compliance with updated regulatory requirements.
AssetsNet	$ 878,982,242
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 6,806,609
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	878,982,242
Number of Portfolio Holdings	230
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	6,806,609
Effective Duration	0.8 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	51%
Corporate Bonds	28%
Cash Equivalents	10%
Asset-Backed	10%
Commercial Mortgage-Backed Securities	3%
Collateralized Mortgage Obligations	2%
Put Options Purchased	0%
Call Options Purchased	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Commodity-Linked Investments

Sector Allocation

Commodity	% of Net Assets
Agriculture	29%
Energy	26%
Precious Metals	19%
Industrials	17%
Livestock	7%
Total	98%

Fixed-Income Investments

Credit Quality

Credit Rating	% of Net Assets
AAA	24%
AA	44%
A	9%
BBB	20%
Below BBB	1%
Not Rated	1%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000099779
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Commodity Strategy Fund
Class Name	Class S
Trading Symbol	SKSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$115	1.13%

Gross expense ratio as of the latest prospectus: 1.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 3.55% for the period ended June 30, 2025. The Fund's broad-based index, the S&P 500® Index, returned 15.16% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Commodity Index, returned 5.77%.

The Fund, while producing a positive absolute return in the annual period, did not keep pace with the Bloomberg Commodity Index.

We invest in commodities using commodity-linked swaps and futures contracts and use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Fund's roll enhancement strategy (which seeks to invest in contracts that expire further out the commodity curve than the subsequent month) was a key detractor. Most of the underperformance occurred in the fourth calendar quarter of 2024 and the span from April to mid-May of 2025. In both time periods, shorter-dated contracts outpaced the longer-term contracts in which we typically invest.

The Fund's tactical strategy (which focuses on the overall direction of commodity markets) detracted. The portfolio averaged 88% market exposure during the period, which hurt results at a time in which commodity prices rose. However, this aspect of our approach also helped cushion the market’s downside during periods of volatility.

The Fund's relative value strategy (a proprietary quantitative methodology that determines the commodity sector weightings relative to the Fund's additional benchmark) made a positive contribution to performance. An overweight in agriculture, an underweight in energy, and an overweight in gold contributed, as did our shifts in base metals.

We hold the remainder of the Fund's investments in a fixed-income portfolio, some of which serves as collateral for the swaps and futures contracts. The fixed-income positions helped results thanks to the contribution from yield and positive performance from holdings in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. In the aggregate, our decisions in this area helped results. Trades in gold, energy, and base metals all contributed, offsetting a weaker showing in agriculture and silver.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	S&P 500® Index	Bloomberg Commodity Index
'15	$10,000	$10,000	$10,000
'15	$9,256	$10,210	$8,938
'15	$9,168	$9,594	$8,856
'15	$8,935	$9,356	$8,553
'15	$8,928	$10,145	$8,515
'15	$8,559	$10,176	$7,897
'15	$8,397	$10,015	$7,654
'16	$8,308	$9,518	$7,525
'16	$8,272	$9,505	$7,403
'16	$8,523	$10,150	$7,686
'16	$9,092	$10,189	$8,340
'16	$9,151	$10,372	$8,324
'16	$9,423	$10,399	$8,668
'16	$8,884	$10,783	$8,225
'16	$8,862	$10,798	$8,080
'16	$9,103	$10,800	$8,333
'16	$9,050	$10,603	$8,292
'16	$9,134	$10,996	$8,403
'16	$9,305	$11,213	$8,554
'17	$9,289	$11,426	$8,566
'17	$9,305	$11,879	$8,584
'17	$9,010	$11,893	$8,355
'17	$8,900	$12,015	$8,230
'17	$8,781	$12,184	$8,120
'17	$8,716	$12,260	$8,105
'17	$8,866	$12,512	$8,288
'17	$8,953	$12,551	$8,321
'17	$9,032	$12,810	$8,309
'17	$9,222	$13,109	$8,487
'17	$9,262	$13,511	$8,448
'17	$9,436	$13,661	$8,700
'18	$9,626	$14,443	$8,873
'18	$9,428	$13,911	$8,719
'18	$9,414	$13,557	$8,665
'18	$9,604	$13,609	$8,889
'18	$9,763	$13,937	$9,015
'18	$9,420	$14,023	$8,700
'18	$9,150	$14,545	$8,514
'18	$9,039	$15,018	$8,364
'18	$9,088	$15,104	$8,524
'18	$8,746	$14,072	$8,340
'18	$8,337	$14,358	$8,293
'18	$8,334	$13,062	$7,722
'19	$8,670	$14,109	$8,142
'19	$8,820	$14,562	$8,225
'19	$8,791	$14,845	$8,210
'19	$8,720	$15,446	$8,175
'19	$8,383	$14,464	$7,900
'19	$8,518	$15,483	$8,113
'19	$8,430	$15,706	$8,058
'19	$8,234	$15,457	$7,871
'19	$8,207	$15,746	$7,964
'19	$8,340	$16,087	$8,125
'19	$8,171	$16,671	$7,917
'19	$8,545	$17,175	$8,316
'20	$8,070	$17,168	$7,704
'20	$7,810	$15,755	$7,316
'20	$6,839	$13,809	$6,379
'20	$6,794	$15,579	$6,280
'20	$7,055	$16,321	$6,553
'20	$7,258	$16,646	$6,703
'20	$7,584	$17,584	$7,085
'20	$7,927	$18,848	$7,564
'20	$7,707	$18,132	$7,311
'20	$7,661	$17,650	$7,414
'20	$8,015	$19,582	$7,674
'20	$8,385	$20,335	$8,056
'21	$8,576	$20,129	$8,267
'21	$9,232	$20,684	$8,802
'21	$9,037	$21,590	$8,613
'21	$9,803	$22,742	$9,327
'21	$10,121	$22,901	$9,582
'21	$10,369	$23,436	$9,759
'21	$10,579	$23,993	$9,939
'21	$10,560	$24,722	$9,909
'21	$11,112	$23,572	$10,402
'21	$11,282	$25,224	$10,671
'21	$10,484	$25,049	$9,891
'21	$10,877	$26,172	$10,240
'22	$11,689	$24,817	$11,139
'22	$12,332	$24,074	$11,833
'22	$13,342	$24,968	$12,856
'22	$13,762	$22,791	$13,388
'22	$13,893	$22,833	$13,592
'22	$12,429	$20,948	$12,128
'22	$12,861	$22,880	$12,645
'22	$12,835	$21,946	$12,656
'22	$11,779	$19,925	$11,630
'22	$11,759	$21,538	$11,861
'22	$12,113	$22,742	$12,186
'22	$11,912	$21,432	$11,888
'23	$12,207	$22,778	$11,829
'23	$11,636	$22,223	$11,274
'23	$11,731	$23,039	$11,250
'23	$11,613	$23,398	$11,166
'23	$11,139	$23,500	$10,536
'23	$11,273	$25,053	$10,962
'23	$11,729	$25,857	$11,648
'23	$11,630	$25,446	$11,559
'23	$11,502	$24,232	$11,478
'23	$11,482	$23,723	$11,509
'23	$11,423	$25,889	$11,250
'23	$11,277	$27,066	$10,947
'24	$11,277	$27,520	$10,991
'24	$11,137	$28,990	$10,829
'24	$11,481	$29,923	$11,187
'24	$11,804	$28,700	$11,488
'24	$12,066	$30,124	$11,690
'24	$11,721	$31,204	$11,510
'24	$11,356	$31,584	$11,046
'24	$11,316	$32,350	$11,051
'24	$11,834	$33,041	$11,588
'24	$11,527	$32,742	$11,373
'24	$11,507	$34,664	$11,420
'24	$11,562	$33,837	$11,536
'25	$12,056	$34,780	$11,992
'25	$12,097	$34,326	$12,086
'25	$12,548	$32,392	$12,560
'25	$11,883	$32,172	$11,956
'25	$11,883	$34,197	$11,888
'25	$12,137	$35,936	$12,174

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	3.55%	10.83%	1.96%
S&P 500® Index	15.16%	16.64%	13.65%
Bloomberg Commodity Index	5.77%	12.68%	1.99%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500® Index replaces the Bloomberg Commodity Index as the Fund’s broad-based index in compliance with updated regulatory requirements.
AssetsNet	$ 878,982,242
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 6,806,609
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	878,982,242
Number of Portfolio Holdings	230
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	6,806,609
Effective Duration	0.8 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	51%
Corporate Bonds	28%
Cash Equivalents	10%
Asset-Backed	10%
Commercial Mortgage-Backed Securities	3%
Collateralized Mortgage Obligations	2%
Put Options Purchased	0%
Call Options Purchased	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Commodity-Linked Investments

Sector Allocation

Commodity	% of Net Assets
Agriculture	29%
Energy	26%
Precious Metals	19%
Industrials	17%
Livestock	7%
Total	98%

Fixed-Income Investments

Credit Quality

Credit Rating	% of Net Assets
AAA	24%
AA	44%
A	9%
BBB	20%
Below BBB	1%
Not Rated	1%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000099774
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Commodity Strategy Fund
Class Name	Institutional Class
Trading Symbol	SKIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	1.02%

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 3.50% for the period ended June 30, 2025. The Fund's broad-based index, the S&P 500® Index, returned 15.16% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Commodity Index, returned 5.77%.

The Fund, while producing a positive absolute return in the annual period, did not keep pace with the Bloomberg Commodity Index.

We invest in commodities using commodity-linked swaps and futures contracts and use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Fund's roll enhancement strategy (which seeks to invest in contracts that expire further out the commodity curve than the subsequent month) was a key detractor. Most of the underperformance occurred in the fourth calendar quarter of 2024 and the span from April to mid-May of 2025. In both time periods, shorter-dated contracts outpaced the longer-term contracts in which we typically invest.

The Fund's tactical strategy (which focuses on the overall direction of commodity markets) detracted. The portfolio averaged 88% market exposure during the period, which hurt results at a time in which commodity prices rose. However, this aspect of our approach also helped cushion the market’s downside during periods of volatility.

The Fund's relative value strategy (a proprietary quantitative methodology that determines the commodity sector weightings relative to the Fund's additional benchmark) made a positive contribution to performance. An overweight in agriculture, an underweight in energy, and an overweight in gold contributed, as did our shifts in base metals.

We hold the remainder of the Fund's investments in a fixed-income portfolio, some of which serves as collateral for the swaps and futures contracts. The fixed-income positions helped results thanks to the contribution from yield and positive performance from holdings in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. In the aggregate, our decisions in this area helped results. Trades in gold, energy, and base metals all contributed, offsetting a weaker showing in agriculture and silver.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	S&P 500® Index	Bloomberg Commodity Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$925,165	$1,020,951	$893,810
'15	$917,095	$959,353	$885,598
'15	$894,186	$935,615	$855,336
'15	$892,717	$1,014,538	$851,520
'15	$855,979	$1,017,555	$789,749
'15	$840,028	$1,001,506	$765,379
'16	$831,201	$951,807	$752,516
'16	$827,523	$950,523	$740,276
'16	$852,949	$1,015,005	$768,567
'16	$909,616	$1,018,940	$833,989
'16	$916,240	$1,037,238	$832,413
'16	$943,002	$1,039,926	$866,798
'16	$889,222	$1,078,267	$822,491
'16	$887,012	$1,079,781	$807,998
'16	$911,614	$1,079,985	$833,305
'16	$905,511	$1,060,285	$829,234
'16	$914,666	$1,099,553	$840,292
'16	$932,253	$1,121,287	$855,438
'17	$930,676	$1,142,554	$856,597
'17	$932,253	$1,187,920	$858,385
'17	$903,125	$1,189,306	$835,539
'17	$892,073	$1,201,520	$822,959
'17	$880,232	$1,218,429	$812,028
'17	$873,208	$1,226,034	$810,467
'17	$889,012	$1,251,245	$828,792
'17	$897,705	$1,255,075	$832,133
'17	$905,928	$1,280,965	$830,892
'17	$924,126	$1,310,857	$848,709
'17	$928,873	$1,351,061	$844,794
'17	$946,628	$1,366,083	$870,015
'18	$965,639	$1,444,297	$887,293
'18	$945,835	$1,391,064	$871,948
'18	$944,735	$1,355,713	$866,529
'18	$963,772	$1,360,915	$888,924
'18	$979,637	$1,393,689	$901,517
'18	$945,780	$1,402,267	$869,999
'18	$918,758	$1,454,450	$851,431
'18	$907,631	$1,501,844	$836,356
'18	$912,194	$1,510,392	$852,394
'18	$878,780	$1,407,156	$833,993
'18	$837,849	$1,435,832	$829,297
'18	$837,147	$1,306,190	$772,178
'19	$870,739	$1,410,863	$814,234
'19	$885,767	$1,456,163	$822,477
'19	$883,167	$1,484,459	$821,009
'19	$876,073	$1,544,564	$817,548
'19	$842,378	$1,446,410	$790,041
'19	$856,238	$1,548,348	$811,257
'19	$847,338	$1,570,601	$805,801
'19	$827,756	$1,545,722	$787,110
'19	$824,635	$1,574,643	$796,356
'19	$838,945	$1,608,749	$812,458
'19	$821,952	$1,667,145	$791,655
'19	$859,830	$1,717,463	$831,565
'20	$812,161	$1,716,790	$770,388
'20	$786,079	$1,575,465	$731,559
'20	$688,083	$1,380,875	$637,853
'20	$683,568	$1,557,895	$628,040
'20	$710,658	$1,632,095	$655,300
'20	$731,436	$1,664,553	$670,256
'20	$764,106	$1,758,409	$708,511
'20	$798,590	$1,884,804	$756,429
'20	$776,868	$1,813,188	$731,078
'20	$772,309	$1,764,968	$741,376
'20	$807,870	$1,958,168	$767,417
'20	$845,384	$2,033,456	$805,589
'21	$864,597	$2,012,927	$826,741
'21	$930,471	$2,068,433	$880,235
'21	$911,285	$2,159,021	$861,337
'21	$988,217	$2,274,245	$932,747
'21	$1,020,273	$2,290,129	$958,196
'21	$1,045,549	$2,343,592	$975,935
'21	$1,066,643	$2,399,264	$993,878
'21	$1,065,726	$2,472,215	$990,939
'21	$1,121,521	$2,357,233	$1,040,240
'21	$1,137,317	$2,522,385	$1,067,121
'21	$1,057,020	$2,504,908	$989,109
'21	$1,096,951	$2,617,168	$1,023,977
'22	$1,180,014	$2,481,737	$1,113,869
'22	$1,244,618	$2,407,430	$1,183,260
'22	$1,346,851	$2,496,817	$1,285,577
'22	$1,389,063	$2,279,090	$1,338,809
'22	$1,403,574	$2,283,271	$1,359,225
'22	$1,255,394	$2,094,801	$1,212,774
'22	$1,300,277	$2,287,951	$1,264,469
'22	$1,297,637	$2,194,644	$1,265,583
'22	$1,190,897	$1,992,520	$1,162,964
'22	$1,188,916	$2,153,837	$1,186,120
'22	$1,224,583	$2,274,202	$1,218,598
'22	$1,202,885	$2,143,175	$1,188,768
'23	$1,232,659	$2,277,839	$1,182,943
'23	$1,177,080	$2,222,262	$1,127,357
'23	$1,187,160	$2,303,851	$1,125,035
'23	$1,175,208	$2,339,811	$1,116,581
'23	$1,127,403	$2,349,981	$1,053,647
'23	$1,139,450	$2,505,257	$1,096,207
'23	$1,187,511	$2,585,738	$1,164,790
'23	$1,177,498	$2,544,569	$1,155,865
'23	$1,163,052	$2,423,249	$1,147,840
'23	$1,161,040	$2,372,296	$1,150,889
'23	$1,157,016	$2,588,947	$1,124,964
'23	$1,140,727	$2,706,564	$1,094,706
'24	$1,142,749	$2,752,046	$1,099,061
'24	$1,126,569	$2,898,993	$1,082,894
'24	$1,161,765	$2,992,267	$1,118,718
'24	$1,196,354	$2,870,049	$1,148,823
'24	$1,222,804	$3,012,359	$1,168,991
'24	$1,188,382	$3,120,449	$1,151,012
'24	$1,149,452	$3,158,432	$1,104,556
'24	$1,145,354	$3,235,045	$1,105,094
'24	$1,200,137	$3,304,136	$1,158,819
'24	$1,167,087	$3,274,172	$1,137,344
'24	$1,167,087	$3,466,370	$1,141,970
'24	$1,170,923	$3,383,738	$1,153,610
'25	$1,223,010	$3,477,966	$1,199,222
'25	$1,227,177	$3,432,585	$1,208,563
'25	$1,273,185	$3,239,178	$1,256,048
'25	$1,205,954	$3,217,213	$1,195,647
'25	$1,205,954	$3,419,720	$1,188,754
'25	$1,230,007	$3,593,622	$1,217,389

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	3.50%	10.95%	2.09%
S&P 500® Index	15.16%	16.64%	13.65%
Bloomberg Commodity Index	5.77%	12.68%	1.99%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500® Index replaces the Bloomberg Commodity Index as the Fund’s broad-based index in compliance with updated regulatory requirements.
AssetsNet	$ 878,982,242
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 6,806,609
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	878,982,242
Number of Portfolio Holdings	230
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	6,806,609
Effective Duration	0.8 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	51%
Corporate Bonds	28%
Cash Equivalents	10%
Asset-Backed	10%
Commercial Mortgage-Backed Securities	3%
Collateralized Mortgage Obligations	2%
Put Options Purchased	0%
Call Options Purchased	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Commodity-Linked Investments

Sector Allocation

Commodity	% of Net Assets
Agriculture	29%
Energy	26%
Precious Metals	19%
Industrials	17%
Livestock	7%
Total	98%

Fixed-Income Investments

Credit Quality

Credit Rating	% of Net Assets
AAA	24%
AA	44%
A	9%
BBB	20%
Below BBB	1%
Not Rated	1%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]